FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total	Total
	HK$’000	HK$’000	HK$’000	HK$’000	US$’000
Balance as of December 31, 2021
Equity investments at fair value	—	—	1,312	1,312	168

Balance as of December 31, 2022
Equity investments at fair value	—	—	94	94	12
Financial assets – Listed securities outside Hong Kong	31	—	—	31	4